Related party transactions (Tables)	9 Months Ended
Sep. 30, 2025
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

For the quarter ended September 30, 2025, the Company has the following related party transactions:

	Nine Months ended September 30, 2025	Nine Months ended September 30, 2024	Three Months ended September 30, 2025	Three Months ended September 30, 2024

Directors fees	$6,611	$7,510	$1,560	$1,994
Salaries, wages, consultants and benefits	453,413	503,114	135,376	169,988
Selling and marketing	201,541	45,810	60,292	14,112
Stock-based compensation (Note 9)	60,188	105,030	26,411	40,648
Software technology development (Note 7)	339,217	180,620	118,198	59,414
Closing balance for the period	$1,060,970	$842,084	$341,837	$286,156